Vanguard Variable Insurance Fund Balanced Portfolio

Supplement Dated July 1, 2019, to the Prospectus and Summary Prospectus Dated April 26, 2019

Important Change to Vanguard Variable Insurance Fund Balanced Portfolio

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Variable Insurance Fund Balanced Portfolio.

Edward P. Bousa, Loren L. Moran, Daniel J. Pozen, and Michael E. Stack remain as the portfolio managers of the Portfolio. The Portfolio's investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64C 072019

Vanguard Variable Insurance Fund Balanced Portfolio

Supplement Dated July 1, 2019, to the Statement of Additional Information Dated April 26, 2019

Important Change to Vanguard Variable Insurance Fund Balanced Portfolio

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Variable Insurance Fund Balanced Portfolio.

Edward P. Bousa, Loren L. Moran, Daniel J. Pozen, and Michael E. Stack remain as the portfolio managers of the Portfolio. The Portfolio's investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 64H 072019